Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued Expenses

Note 5. Accrued Expenses

Accrued expenses consisted of the following amounts as of March 31, 2025, and December 31, 2024:

($ in thousands)	March 31, 2025	December 31, 2024
Accrued bonus	$1,621	$1,391
Accrued director compensation	487	391
Accrued research and development	830	1,023
Other	317	383
Total accrued expenses	$3,255	$3,188

Note 5. Accrued Expenses

Accrued expenses consisted of the following amounts as of December 31, 2024 and 2023:

($ in thousands)	December 31, 2024	December 31, 2023
Accrued bonus	$1,391	$501
Accrued director compensation	391	427
Accrued research and development	1,023	507
Other	383	88
Total accrued expenses	$3,188	$1,523